Employee benefits and sharebased payments (Details Narrative) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Employee benefits and share-based payments
Market price of shares at grant date	$ 2,241.67
Granting fair value per share	$ 23.5
Defined contribution plan, description	The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions	Additionally, on October 28, 2024, the General Shareholders’ Meeting authorized the Board of Directors to implement an incentive plan aimed at promoting equity ownership among key employees and directors, for a maximum number of shares equivalent to 1.00% of the issued share capital
Percentage of contributions access	100.00%
Resignation or termination, description	In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years. Starting from July 1, 2023, contributions will only be made at 100% of the Basic Contributions
Contributions plan amount	$ 1,995	$ 3,818	$ 2,612